INTANGIBLE ASSETS INCLUDING GOODWILL - Future Amortization (Details) $ in Millions	Dec. 31, 2017 USD ($)
Future amortization expense, by year
2018	$ 1,294
2019	920
2020	639
2021	446
2022	377
Capitalized software
Future amortization expense, by year
2018	482
2019	248
2020	79
Acquired Intangibles
Future amortization expense, by year
2018	812
2019	671
2020	560
2021	446
2022	$ 377